Long-term investments	9 Months Ended
Mar. 31, 2012
Long Term Investments Disclosure [Abstract]
Long-term investments

Note 13 – Long-term investments

Long-term investments consisted of investment accounted for using the cost and equity methods.

In February 2011, the Company invested approximately $1.2 million (RMB 8 million) in Pingdingshan Xinhua District Rural Cooperative Bank (“Cooperative Bank”). This investment represents an approximately 2.86% interest in Cooperative Bank, and is accounted for under the cost method.

In April 2011, Hongyuan CSG was established by Zhonghong (49%) and Henan Coal Seam Gas (51%) as a joint venture. The total registered capital of Hongyuan CSG is approximately $15.47 million (RMB 100 million). As of March 31, 2012, approximately $3.09 million (RMB 20 million) of the registered capital was funded, of which $1.5 million (RMB 9.8 million) was paid by Zhonghong. The remaining registered capital is due on April 20, 2013, of which approximately $6.0 million (RMB 39.2 million) will be paid by Zhonghong. Zhonghong’s investment in Hongyuan CSG is accounted for under the equity method.